UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler    Los Angeles, CA           2/13/2009
   --------------------------   ---------------------     ------------
          [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             128
                                               -------------

Form 13F Information Table Value Total:          $ 1,646,169
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      Form 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------   --------- --------  ------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
----------------------------- --------------   --------- --------  ---------- --- ---- ---------- -------- ----------  ------  ----
ACE LTD                       SHS              H0023R105    1,375      25,982 SH          Sole       0         25,982     0
ADVANCED MICRO DEVICES INC    COM              007903107    1,400     648,067 SH          Sole       0        648,067     0
AETNA INC NEW                 COM              00817Y108    1,701      59,677 SH          Sole       0         59,677     0
AKAMAI TECHNOLOGIES INC       COM              00971T101    1,636     108,420 SH          Sole       0        108,420     0
ALLEGHENY ENERGY INC          COM              017361106    1,248      36,844 SH          Sole       0         36,844     0
ALLIANCE DATA SYSTEMS CORP    COM              018581108    1,360      29,229 SH          Sole       0         29,229     0
ALPHA NATURAL RESOURCES INC   COM              02076X102      975      60,243 SH          Sole       0         60,243     0
AMDOCS LTD                    ORD              G02602103    1,253      68,481 SH          Sole       0         68,481     0
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    1,281     136,858 SH          Sole       0        136,858     0
AMERICAN TOWER CORP           CL A             029912201    1,446      49,323 SH          Sole       0         49,323     0
ANADARKO PETE CORP            COM              032511107    1,195      31,001 SH          Sole       0         31,001     0
APOLLO GROUP INC              CL A             037604105    1,282      16,731 SH          Sole       0         16,731     0
APPLE INC                     COM              037833100   54,957     643,900 SH          Sole       0        643,900     0
BANK OF AMERICA CORPORATION   COM              060505104   10,487     744,800 SH          Sole       0        744,800     0
BIOGEN IDEC INC               COM              09062X103   29,507     619,500 SH          Sole       0        619,500     0
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108    8,369   1,281,649 SH          Sole       0      1,281,649     0
BOSTON SCIENTIFIC CORP        COM              101137107    1,553     200,640 SH          Sole       0        200,640     0
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306    1,403     500,972 SH          Sole       0        500,972     0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109    1,583      94,005 SH          Sole       0         94,005     0
CALPINE CORP                  COM NEW          131347304    1,172     160,962 SH          Sole       0        160,962     0
CAPITALSOURCE INC             COM              14055X102    1,238     267,858 SH          Sole       0        267,858     0
CELANESE CORP DEL             COM SER A        150870103    1,571     126,390 SH          Sole       0        126,390     0
CF INDS HLDGS INC             COM              125269100   21,301     433,296 SH          Sole       0        433,296     0
CIT GROUP INC                 COM              125581108   19,368   4,266,000 SH          Sole       0      4,266,000     0
CITIGROUP INC                 COM              172967101    9,359   1,394,800 SH          Sole       0      1,394,800     0
CITRIX SYS INC                COM              177376100    1,121      47,578 SH          Sole       0         47,578     0
CME GROUP INC                 COM              12572Q105    1,246       5,988 SH          Sole       0          5,988     0
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102    1,248      69,107 SH          Sole       0         69,107     0
COMMERCIAL METALS CO          COM              201723103    1,598     134,611 SH          Sole       0        134,611     0
COMMUNITY HEALTH SYS INC NEW  COM              203668108    1,418      97,240 SH          Sole       0         97,240     0
CONOCOPHILLIPS                COM              20825C104   12,981     250,600 SH          Sole       0        250,600     0
CROWN CASTLE INTL CORP        COM              228227104    1,718      97,718 SH          Sole       0         97,718     0
CROWN HOLDINGS INC            COM              228368106    1,599      83,295 SH          Sole       0         83,295     0
CSX CORP                      COM              126408103   32,853   1,011,802 SH          Sole       0      1,011,802     0
DATA DOMAIN INC               COM              23767P109    1,691      89,958 SH          Sole       0         89,958     0
DAVITA INC                    COM              23918K108    1,268      25,570 SH          Sole       0         25,570     0
DEVON ENERGY CORP NEW         COM              25179M103   12,813     194,998 SH          Sole       0        194,998     0
DISH NETWORK CORP             CL A             25470M109   17,593   1,586,345 SH          Sole       0      1,586,345     0
DOLBY LABORATORIES INC        COM              25659T107    1,413      43,129 SH          Sole       0         43,129     0
DOW CHEM CO                   COM              260543103    8,241     546,100 SH          Sole       0        546,100     0
DR PEPPER SNAPPLE GROUP INC   COM              26138E109   18,993   1,168,800 SH          Sole       0      1,168,800     0
E M C CORP MASS               COM              268648102   19,509   1,863,300 SH          Sole       0      1,863,300     0
EBAY INC                      COM              278642103   20,856   1,494,000 SH          Sole       0      1,494,000     0
ELECTRONIC ARTS INC           COM              285512109   14,555     907,400 SH          Sole       0        907,400     0
ENDURANCE SPECIALTY HLDGS LT  SHS              G30397106    1,588      52,027 SH          Sole       0         52,027     0
EQUIFAX INC                   COM              294429105    1,451      54,723 SH          Sole       0         54,723     0
EQUINIX INC                   COM NEW          29444U502    1,602      30,117 SH          Sole       0         30,117     0
EXCO RESOURCES INC            COM              269279402    1,622     179,065 SH          Sole       0        179,065     0
EXPEDIA INC DEL               COM              30212P105   16,317   1,980,265 SH          Sole       0      1,980,265     0
EXPRESS SCRIPTS INC           COM              302182100   24,802     451,110 SH          Sole       0        451,110     0
FIDELITY NATIONAL FINANCIAL   CL A             31620R105    1,984     111,761 SH          Sole       0        111,761     0
FIDELITY NATL INFORMATION SV  COM              31620M106    1,295      79,595 SH          Sole       0         79,595     0
FIRST AMERN CORP CALIF        COM              318522307    1,960      67,854 SH          Sole       0         67,854     0
FRONTIER OIL CORP             COM              35914P105    1,413     111,909 SH          Sole       0        111,909     0
GARMIN LTD                    ORD              G37260109   22,274   1,161,900 SH          Sole       0      1,161,900     0
GARTNER INC                   COM              366651107    1,539      86,292 SH          Sole       0         86,292     0
GOODYEAR TIRE & RUBR CO       COM              382550101    1,312     219,801 SH          Sole       0        219,801     0
HANSEN NAT CORP               COM              411310105    1,472      43,900 SH          Sole       0         43,900     0
HOME DEPOT INC                COM              437076102   21,918     952,137 SH          Sole       0        952,137     0
INVESCO LTD                   SHS              G491BT108    1,570     108,710 SH          Sole       0        108,710     0
JPMORGAN & CHASE & CO         COM              46625H100   10,824     343,300 SH          Sole       0        343,300     0
LAMAR ADVERTISING CO          CL A             512815101    1,161      92,415 SH          Sole       0         92,415     0
LEAP WIRELESS INTL INC        COM NEW          521863308   36,872   1,371,207 SH          Sole       0      1,371,207     0
LEGG MASON INC                COM              524901105   25,549   1,166,074 SH          Sole       0      1,166,074     0
LENDER PROCESSING SVCS INC    COM              52602E102    1,909      64,810 SH          Sole       0         64,810     0
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500    2,010     114,995 SH          Sole       0        114,995     0
LIFE TECHNOLOGIES CORP        COM              53217V109    1,091      46,824 SH          Sole       0         46,824     0
LINN ENERGY LLC               UNIT LTD LIAB    536020100    1,479      98,827 SH          Sole       0         98,827     0
LORILLARD INC                 COM              544147101   18,100     321,214 SH          Sole       0        321,214     0
LOWES COS INC                 COM              548661107   20,044     931,400 SH          Sole       0        931,400     0
MACROVISION SOLUTIONS CORP    COM              55611C108    1,502     118,716 SH          Sole       0        118,716     0
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105    1,540     230,917 SH          Sole       0        230,917     0
MASTERCARD INC                CL A             57636Q104    1,230       8,606 SH          Sole       0          8,606     0
MCKESSON CORP                 COM              58155Q103   39,133   1,010,400 SH          Sole       0      1,010,400     0
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   20,668     493,144 SH          Sole       0        493,144     0
METROPCS COMMUNICATIONS INC   COM              591708102   14,190     955,584 SH          Sole       0        955,584     0
MICRON TECHNOLOGY INC         COM              595112103   51,171  19,383,015 SH          Sole       0     19,383,015     0
MIRANT CORP NEW               COM              60467R100   31,673   1,678,500 SH          Sole       0      1,678,500     0
MONSTER WORLDWIDE INC         COM              611742107   11,230     928,862 SH          Sole       0        928,862     0
MOTOROLA INC                  COM              620076109   48,960  11,051,818 SH          Sole       0     11,051,818     0
MSC INDL DIRECT INC           CL A             553530106    1,471      39,950 SH          Sole       0         39,950     0
MSCI INC                      CL A             55354G100    1,648      92,817 SH          Sole       0         92,817     0
NALCO HOLDING COMPANY         COM              62985Q101    1,390     120,462 SH          Sole       0        120,462     0
NATIONAL CITY CORP            COM              635405103    1,153     637,106 SH          Sole       0        637,106     0
NAVISTAR INTL CORP NEW        COM              63934E108    1,309      61,222 SH          Sole       0         61,222     0
NETAPP INC                    COM              64110D104   10,700     765,900 SH          Sole       0        765,900     0
NII HLDGS INC                 CL B NEW         62913F201    1,322      72,719 SH          Sole       0         72,719     0
NRG ENERGY INC                COM NEW          629377508    1,239      53,122 SH          Sole       0         53,122     0
NV ENERGY INC                 COM              67073Y106    1,303     131,711 SH          Sole       0        131,711     0
OMNICARE INC                  COM              681904108    1,482      53,383 SH          Sole       0         53,383     0
ON SEMICONDUCTOR CORP         COM              682189105    1,484     436,499 SH          Sole       0        436,499     0
ORACLE CORP                   COM              68389X105   84,847   4,785,500 SH          Sole       0      4,785,500     0
PARTNERRE LTD                 COM              G6852T105    1,337      18,764 SH          Sole       0         18,764     0
PDL BIOPHARMA INC             COM              69329Y104      849     137,301 SH          Sole       0        137,301     0
PENN NATL GAMING INC          COM              707569109    1,398      65,381 SH          Sole       0         65,381     0
PLAINS EXPL& PRODTN CO        COM              726505100    1,304      56,095 SH          Sole       0         56,095     0
PRECISION CASTPARTS CORP      COM              740189105    1,290      21,687 SH          Sole       0         21,687     0
QUALCOMM INC                  COM              747525103  105,111   2,933,600 SH          Sole       0      2,933,600     0
QUEST SOFTWARE INC            COM              74834T103    1,219      96,824 SH          Sole       0         96,824     0
RESEARCH IN MOTION LTD        COM              760975102    8,396     206,900 SH          Sole       0        206,900     0
ROHM & HAAS CO                COM              775371107    1,059      17,137 SH          Sole       0         17,137     0
ROWAN COS INC                 COM              779382100    1,229      77,306 SH          Sole       0         77,306     0
SAFEWAY INC                   COM NEW          786514208   20,813     875,600 SH          Sole       0        875,600     0
SANDRIDGE ENERGY INC          COM              80007P307      945     153,594 SH          Sole       0        153,594     0
SBA COMMUNICATIONS CORP       COM              78388J106    1,536      94,109 SH          Sole       0         94,109     0
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   53,205   4,215,900 SH          Sole       0      4,215,900     0
SINA CORP                     ORD              G81477104    1,031      44,557 SH          Sole       0         44,557     0
SLM CORP                      COM              78442P106    1,138     127,890 SH          Sole       0        127,890     0
SOUTHERN UN CO NEW            COM              844030106    1,336     102,468 SH          Sole       0        102,468     0
TERADATA CORP DEL             COM              88076W103   37,424   2,523,536 SH          Sole       0      2,523,536     0
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209      504      11,832 SH          Sole       0         11,832     0
TRANSDIGM GROUP INC           COM              893641100    1,357      40,425 SH          Sole       0         40,425     0
UNITED STATES OIL FUND LP     UNITS            91232N108   86,205   2,603,600 SH          Sole       0      2,603,600     0
UNITEDHEALTH GROUP INC        COM              91324P102   60,038   2,257,084 SH          Sole       0      2,257,084     0
URBAN OUTFITTERS INC          COM              917047102    1,045      69,740 SH          Sole       0         69,740     0
URS CORP NEW                  COM              903236107    1,470      36,048 SH          Sole       0         36,048     0
VALEANT PHARMACEUTICALS INTL  COM              91911X104    1,519      66,312 SH          Sole       0         66,312     0
VERISIGN INC                  COM              92343E102    1,197      62,733 SH          Sole       0         62,733     0
VIRGIN MEDIA INC              COM              92769L101    1,573     315,146 SH          Sole       0        315,146     0
WACHOVIA CORP NEW             CONV7.5%PFD CL A 929903219    4,725       6,300 SH          Sole       0          6,300     0
WELLPOINT INC                 COM              94973V107   54,231   1,287,232 SH          Sole       0      1,287,232     0
WELLS FARGO & CO NEW          COM              949746101    6,963     236,200 SH          Sole       0        236,200     0
WENDYS ARBYS GROUP INC        COM              950587105    1,737     351,642 SH          Sole       0        351,642     0
WILLIAMS COS INC DEL          COM              969457100    1,174      81,049 SH          Sole       0         81,049     0
WILLIS GROUP HOLDINGS LTD     SHS              G96655108    1,431      57,532 SH          Sole       0         57,532     0
XTO ENERGY INC                COM              98385X106   13,008     368,800 SH          Sole       0        368,800     0
YAHOO INC                     COM              984332106  261,499  21,434,370 SH          Sole       0     21,434,370     0
ZENITH NATL INS CORP          COM              989390109    1,336      42,327 SH          Sole       0         42,327     0
